Annual Operating Expenses - FidelitySeriesLargeCapGrowthIndexFund-PRO - FidelitySeriesLargeCapGrowthIndexFund-PRO - Fidelity Series Large Cap Growth Index Fund - Fidelity Series Large Cap Growth Index Fund
Jun. 29, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none